FINANCIAL INSTRUMENTS - Contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Non-derivative financial liabilities
Short-term bank loan	$ 5,000		$ 5,000
Trade payables	2,028		1,517
Other long-term liabilities	1,260		1,052
Lease liabilities (including current maturities)	2,598	$ 1,149
Carrying amount
Non-derivative financial liabilities
Short-term bank loan	5,000
Convertible notes, including current maturities and accrued interest			5,000
Trade payables	2,028		1,517
Other long-term liabilities	1,260		1,052
Lease liabilities (including current maturities)	2,598
Other accounts payable	4,361		2,767
Total	15,247		10,336
Contractual Cash flow [Member]
Contractual Cash flow
Short-term bank loans	5,056
Convertible notes, including current maturities and accrued interest			5,065
Trade payables	2,028		1,517
Other long-term liabilities	1,260		1,052
Lease liabilities (including current maturities)	3,424
Other accounts payable	4,361		2,767
Total	16,129		10,401
Up to 6 months
Non-derivative financial liabilities
Short-term bank loan	5,056
Convertible notes, including current maturities and accrued interest			5,065
Trade payables	2,028		1,517
Other long-term liabilities	0		0
Lease liabilities (including current maturities)	553
Other accounts payable	4,361		2,668
Total	11,998		9,250
6-12 months
Non-derivative financial liabilities
Short-term bank loan	0
Convertible notes, including current maturities and accrued interest			0
Trade payables	0		0
Other long-term liabilities	0		0
Lease liabilities (including current maturities)	528
Other accounts payable	0		99
Total	528		99
1-2 years
Non-derivative financial liabilities
Short-term bank loan	0
Convertible notes, including current maturities and accrued interest			0
Trade payables	0		0
Other long-term liabilities	123		0
Lease liabilities (including current maturities)	804
Other accounts payable	0		0
Total	927		0
2-5 years
Non-derivative financial liabilities
Short-term bank loan	0
Convertible notes, including current maturities and accrued interest			0
Trade payables	0		0
Other long-term liabilities	382		0
Lease liabilities (including current maturities)	613
Other accounts payable	0		0
Total	995		0
Over 5 years
Non-derivative financial liabilities
Short-term bank loan	0
Convertible notes, including current maturities and accrued interest			0
Trade payables	0		0
Other long-term liabilities	755		1,052
Lease liabilities (including current maturities)	926
Other accounts payable	0		0
Total	$ 1,681		$ 1,052